Schedule of Fair Value Option Award (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected dividend yield	0.00%
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rate	1.01%	1.76%
Weighted average expected volatility	75.96%	105.06%
Weighted average expected term (years)	5 years 11 months 16 days	5 years 6 months 4 days
Weighted average expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rate	0.69%
Weighted average expected volatility	88.17%
Weighted average expected term (years)	5 years 2 months 12 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rate	1.64%
Weighted average expected volatility	115.21%
Weighted average expected term (years)	10 years